Net finance costs	12 Months Ended
Jun. 30, 2025
Net finance costs
Net finance costs
6	Net finance costs

		2025	2024	2023
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Notional interest		12	—	—
Interest received on		2 913	3 226	2 253
other long-term investments		77	63	58
loans and receivables		200	143	89
cash and cash equivalents		2 636	3 020	2 106
Per income statement		2 925	3 226	2 253
Less: notional interest		(12)	—	—
Less: interest received on tax		(95)	(15)	(11)
Per the statement of cash flows		2 818	3 211	2 242
Finance costs
Debt		8 178	8 952	7 408
Interest on lease liabilities		1 669	1 557	1 451
Other		201	203	146
		10 048	10 712	9 005
Amortisation of loan costs	13	126	161	212
Notional interest		1 171	1 198	1 116
Total finance costs		11 345	12 071	10 333
Amounts capitalised to assets under construction, a class of property, plant and equipment	16	(1 883)	(1 644)	(1 074)
Per income statement		9 462	10 427	9 259
Total finance costs before amortisation of loan costs and notional interest		10 048	10 712	9 005
Add: amortisation of modification (loss)/gain		(1)	—	194
Less: unwinding of loans costs¹		—	—	(144)
Less: interest accrued on long-term debt, lease liabilities and short-term debt		(2 035)	(2 071)	(1 966)
Less: interest raised on tax payable		(14)	(3)	(6)
Per the statement of cash flows		7 998	8 638	7 083
1	RCF loan costs expensed in 2023 upon refinancing of banking facilities.